As filed with the Securities and Exchange Commission on October 29, 2004


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04262

                        AMERICAN PENSION INVESTORS TRUST
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 2303 Yorktown Avenue, Lynchburg, Virginia 24501
       Registrant's Telephone Number, including Area Code: (434) 846-1361

                           DAVID D. BASTEN, President
                        American Pension Investors Trust
                              2303 Yorktown Avenue
                            Lynchburg, Virginia 24501
                     (Name and Address of Agent for Service)

                                   Copies To:
                             R. Darrell Mounts, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2004

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


AMERICAN PENSION INVESTORS TRUST
EFFICENT FRONTIER GROWTH FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2004


                                                                                  SHARES               VALUE

MUTUAL FUNDS  - 73.3%
CHINA REGION FUNDS - 2.6%
Matthews China Fund                                                                     91,333         $ 1,211,074
                                                                                                 ------------------
EMERGING MARKETS FUNDS - 4.3%
Third Millennium Russia Fund                                                            25,809             920,356
Vontobel Eastern Europe Equity Fund                                                     74,890           1,114,362
                                                                                                 ------------------
                                                                                                         2,034,718
                                                                                                 ------------------
GLOBAL FUNDS - 3.8%
Oakmark Global Fund                                                                     93,953           1,792,615
                                                                                                 ------------------
INTERNATIONAL FUNDS - 9.9%
Harbor International Fund                                                               41,542           1,557,411
Mercantile International Equity Fund                                                    88,597           1,084,436
Oakmark International Small Cap Fund                                                   114,409           2,020,463
                                                                                                 ------------------
                                                                                                         4,662,310
                                                                                                 ------------------
JAPANESE FUNDS - 2.2%
Matthews Japan Fund                                                                     70,732           1,041,882
                                                                                                 ------------------
LARGE CAP CORE FUNDS - 9.4%
Rydex Nova Fund                                                                         86,249           2,013,907
ProFunds Ultra Bull Fund                                                                51,100           2,383,303
                                                                                                 ------------------
                                                                                                         4,397,210
                                                                                                 ------------------
LARGE CAP GROWTH FUNDS  - 2.6%
Alger Large Cap Growth Fund                                                            144,101           1,234,946
                                                                                                 ------------------
LARGE CAP VALUE FUNDS  - 2.7%
Legg Mason Value Trust - Navigator                                                      21,023           1,272,753
                                                                                                 ------------------
MID CAP CORE FUNDS - 2.7%
Legg Mason Special Investment Trust                                                     26,686           1,256,915
                                                                                                 ------------------
MID CAP GROWTH FUNDS - 2.4%
Alger Mid Cap Growth Fund                                                              156,042           1,137,543
                                                                                                 ------------------
MONEY MARKET FUNDS - 2.2%
Government Obligations Fund                                                          1,021,760           1,021,760
                                                                                                 ------------------
MULTI CAP GROWTH FUNDS - 7.4%
Alger Capital Appreciation Fund                                                        165,769           1,190,218
ProFunds Ultra OTC Fund                                                                125,071           2,286,296
                                                                                                 ------------------
                                                                                                         3,476,514
                                                                                                 ------------------
PACIFIC REGION FUNDS - 5.2%
Matthews Korea Fund                                                                    284,218           1,119,818
Matthews Pacific Tiger Fund                                                            101,064           1,336,066
                                                                                                 ------------------
                                                                                                          2,455,884
                                                                                                 ------------------
SMALL CAP CORE FUNDS - 8.5%
Buffalo Small Cap Fund                                                                  55,921           1,309,112
ProFunds Ultra Small Cap Fund                                                          145,930           2,651,539
                                                                                                 ------------------
                                                                                                         3,960,651
                                                                                                 ------------------



                                                                                  SHARES               VALUE

SMALL CAP GROWTH FUND - 7.4%
Alger Small Cap Growth Fund                                                            309,193           1,199,668
Mercantile Capital Opportunities Fund                                                  125,581           1,117,673
Turner Small Cap Growth Fund                                                            56,957           1,141,420
                                                                                                 ------------------
                                                                                                         3,458,761
                                                                                                 ------------------
             Total Mutual Funds (cost $30,822,864)                                                      34,415,536
                                                                                                 ------------------



COMMON STOCKS - 19.4%
CASINOS - 1.4%
Mandalay Resort Group                                                                    9,500             644,480
                                                                                                 ------------------
COMMUNICATIONS - 2.3%
CommScope, Inc.                                                                         32,100             637,827
Nuance Communications, Inc.                                                            105,000             426,300
                                                                                                 ------------------
                                                                                                         1,064,127
                                                                                                 ------------------
COMPUTERS - SOFTWARE -3.3%
Autodesk, Inc.                                                                          14,000             621,740
FindWhat.com                                                                            23,500             344,275
Yahoo! Inc.                                                                             20,400             581,604
                                                                                                 ------------------
                                                                                                         1,547,619
                                                                                                 ------------------
CONGLOMERATES - 1.2%
ChoicePoint, Inc.                                                                       13,500             570,375
                                                                                                 ------------------
FINANCIAL SERVICES - 2.2%
Freidman Billings Ramsey Group                                                          28,600             539,110
National Financial Partners Corp.                                                       15,000             516,000
                                                                                                 ------------------
                                                                                                         1,055,110
                                                                                                 ------------------
INDUSTRIAL SERVICES - 1.2%
Verisign, Inc.                                                                          32,000             555,520
                                                                                                 ------------------
INSTRUMENTS AND CONTROLS - 1.2%
Garmin Ltd.                                                                             15,200             591,432
                                                                                                 ------------------
MEDIA - TV/NEWSPAPER - 0.7%
USA Interactive, Inc.                                                                   15,000             342,150
                                                                                                 ------------------
MEDICAL INSTRUMENTS/SUPPLIES - 2.3%
Patterson Dental Company                                                                 7,000             512,610
PolyMedica Corporation                                                                  18,000             547,380
                                                                                                 ------------------
                                                                                                         1,059,990
                                                                                                 ------------------
OFFICE PRODUCTS/SERVICES - 1.4%
Websense, Inc.                                                                          17,500             671,125
                                                                                                 ------------------
SECURITIES BROKERS - 2.2%
Goldman Sachs                                                                            5,500             493,075
Legg Mason, Inc.                                                                         6,500             524,420
                                                                                                 ------------------
                                                                                                         1,017,495
                                                                                                 ------------------

             Total Common Stocks (cost $8,020,419)                                                       9,119,423
                                                                                                 ------------------


                                                                                  SHARES               VALUE

EXCHANGE TRADED FUNDS - 7.3%
i Shares Russell 1000                                                                   11,000             493,900
i Shares Russell 2000                                                                    8,000             443,920
i Shares Russell 3000                                                                   13,000             467,610
i Shares Russell Mid Cap Growth                                                          7,500             538,125
i Shares S&P 500 Barra                                                                   8,800             474,496
i Shares S&P Mid Cap 400                                                                 4,000             467,880
i Shares S&P Small Cap                                                                   6,000             537,120
                                                                                                 ------------------
             Total Exchange Traded Funds (cost $3,236,736)                                               3,423,051
                                                                                                 ------------------
             Total Investments (cost $42,080,019)                                                     $ 46,958,010
                                                                                                 ==================

AMERICAN PENSION INVESTORS TRUST
EFFICENT FRONTIER CAPITAL INCOME FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2004

                                                                  SHARES            VALUE
MUTUAL FUNDS - 55.1%
CHINA REGION FUNDS - 3.1%
Matthews China Fund                                                 44,148      $      585,398
                                                                             ------------------
CONVERTIBLE SECURITIES FUNDS - 2.5%
Victory Convertible Fund                                            40,420             474,526
                                                                             ------------------
EMERGING MARKETS FUNDS - 5.2%
Third Millennium Russia Fund                                        11,392             406,253
Vontobel Eastern Europe Equity Fund                                 38,504             572,937
                                                                             ------------------
                                                                                       979,190
                                                                             ------------------
EQUITY INCOME FUNDS - 2.8%
Parnassus Equity Income Fund                                        22,126             537,007
                                                                             ------------------
FLEXIBLE PORTFOLIO FUNDS - 4.0%
Alger Balanced Fund                                                 27,670             497,510
ProFunds Rising Rates Opportunity Fund                              12,074             264,318
                                                                             ------------------
                                                                             ------------------
                                                                                       761,828
                                                                             ------------------
GLOBAL FUNDS - 2.5%
China U.S. Growth                                                   44,723             466,011
                                                                             ------------------
INTERNATIONAL FUNDS - 3.1%
Longleaf Partners International Fund                                40,403             582,207
                                                                             ------------------
JAPANESE FUNDS - 2.2%
Matthews Japan Fund                                                 28,608             421,392
                                                                             ------------------
LARGE CAP CORE FUNDS - 3.4%
ProFunds Ultra Bull Fund                                            13,810             644,084
                                                                             ------------------
MID-CAP CORE FUNDS - 3.3%
ProFunds Ultra Midcap Fund                                          21,775             613,175
                                                                             ------------------
MONEY MARKET FUNDS - 2.2%
Government Obligations Fund                                        409,159             409,159
                                                                             ------------------
MULTI CAP GROWTH FUNDS - 3.0%
ProFunds Ultra OTC Fund                                             31,455             574,993
                                                                             ------------------
MULTI CAP VALUE FUNDS - 2.1%
Longleaf Partners Fund                                              13,154             386,978
                                                                             ------------------
PACIFIC REGION FUNDS - 5.8%
Matthews Asian Growth & Income Fund                                 41,699             610,886
Matthews Pacific Tiger Fund                                         37,299             493,091
                                                                             ------------------
                                                                                     1,103,977
                                                                             ------------------
REAL ESTATE FUNDS - 6.5%
CGM Realty Fund                                                     11,819             311,432
Mercantile Diversified Real Estate I                                36,705             541,762
Victory Real Estate Fund                                            21,922             384,509
                                                                             ------------------
                                                                                     1,237,703
                                                                             ------------------
SMALL CAP CORE FUNDS - 3.4%
ProFunds Ultra Small Cap Fund                                       35,279             641,023
                                                                             ------------------
          Total Mutual Funds (cost $9,761,621)                                      10,418,651
                                                                             ------------------

                                                                  SHARES            VALUE
COMMON STOCKS - 36.4%
Banks - 11.7%
AmSouth Bancorporation                                              14,000             364,700
Bank of America Corp.                                                7,000             314,860
Citi Group                                                           8,000             372,640
J.P. Morgan Chase & Co.                                             12,000             474,960
Regions Financial Corp.                                             10,000             322,900
Wells Fargo & Co.                                                    6,000             352,500
                                                                             ------------------
                                                                                     2,202,560
                                                                             ------------------
BASIC MATERIALS/CHEMICALS -1.6%
du Pont (E.I.) de Nemours & Co.                                      7,000             295,820
                                                                             ------------------
BUILDING MATERIALS/SUPPLIES -1.6%
PPG Industries, Inc.                                                 5,000             298,850
                                                                             ------------------
CONGLOMERATES - 3.8%
RPM International, Inc.                                             21,000             332,010
Textron, Inc.                                                        6,000             380,940
                                                                             ------------------
                                                                             ------------------
                                                                                       712,950
                                                                             ------------------
ENERGY - OIL - 1.7%
Marathon Oil Corp.                                                   9,000             326,430
                                                                             ------------------
FINANCIAL SERVICES - 4.9%
Alliance Capital Management Ltd.                                     9,000             308,430
Allied Capital Corp.                                                11,000             279,290
Friedman Billings Ramsey Group                                      18,000             339,300
                                                                             ------------------
                                                                             ------------------
                                                                                       927,020
                                                                             ------------------
HOSPITAL/MEDICAL CARE - 1.8%
Corrections Corp. of America                                        10,000             346,400
                                                                             ------------------

INDUSTRIAL SERVICES - 2.0%
StarTek, Inc.                                                       12,000             373,560
                                                                             ------------------
INSURANCE - 4.0%
American National Insurance                                          3,500             332,500
ING Group                                                           17,000             415,480
                                                                             ------------------
                                                                                       747,980
                                                                             ------------------
SAVINGS & LOAN'S/THRIFTS - 1.8%
Washington Mutual                                                    9,000             349,470
                                                                             ------------------
TOBACCO - 1.5%
Altria                                                               6,000             293,700
                                                                             ------------------
          Total Common Stocks (cost $6,125,633)                                      6,874,740
                                                                             ------------------
CLOSED END FUNDS - 1.9%
Latin American Discovery Fund                                       26,500             360,400
                                                                             ------------------
          Total Closed End Funds (cost $311,228)                                       360,400
                                                                             ------------------
EXCHANGE TRADED FUNDS - 6.6%
i Shares Dow Jones U.S. Utilities Index                             10,000             616,800
i Shares Select Dividend Index                                      11,000             625,350
                                                                             ------------------
          Total Exchange Traded Funds (cost $1,067,180)                              1,242,150
                                                                             ------------------
          Total Investments (cost $17,265,662)                                  $   18,895,941
                                                                             ==================

AMERICAN PENSION INVESTORS TRUST
EFFICENT FRONTIER INCOME FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2004


                                                                             PRINCIPAL/SHARES          VALUE

U.S. GOVERNMENT OBLIGATIONS - 67.1% United States Treasury Notes
    12.00%, due 5/15/05                                                        $    9,555,000     $     10,231,685
                                                                                                 ------------------
          Total U.S. Government Obligations (cost $10,276,359)                                          10,231,685
                                                                                                 ------------------

MONEY MARKET FUNDS - 32.9%
Government Obligations Fund                                                          5,025,406           5,025,406
                                                                                                 ------------------

          Total Investments (cost $15,301,765)                                                    $     15,257,091
                                                                                                 ==================

AMERICAN PENSION INVESTORS TRUST
EFFICENT FRONTIER MULTIPLE INDEX FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2004

                                                                     SHARES            VALUE
MUTUAL FUNDS  - 40.9%
Large Cap Core Funds - 11.8%
North Track S&P 100 Plus Portfolio                                     33,190         $ 1,015,931
Rydex Dynamics Titan 500 Fund                                          53,106           1,636,206
                                                                                ------------------
                                                                                        2,652,137
                                                                                ------------------
Money Market Funds - 6.8%
Government Obligations Fund                                         1,539,666           1,539,666
                                                                                ------------------
Multi Cap Growth Funds - 7.6%
Rydex Dynamics Velocity 100 Fund                                      110,521           1,723,016
                                                                                ------------------
Science & Technology Funds - 4.1%
North Track Tech 100 Index Portfolio                                   48,304             916,812
                                                                                ------------------
Small Cap Core Funds - 10.6%
Rydex Mekros Fund                                                     104,645           2,381,709
                                                                                ------------------

          Total Mutual Funds (cost $9,744,021)                                          9,213,340
                                                                                ------------------

EXCHANGE TRADED FUNDS - 59.1%
Diamonds Trust Series                                                  12,000           1,222,440
i Shares Dow Jones U.S. Financial Sector                                8,000             728,880
i Shares Goldman Sachs Networking                                      28,500             734,730
i Shares Goldman Sachs Semiconductor                                   13,000             595,400
i Shares Goldman Sachs Software                                        19,000             619,400
i Shares MSCI Emerging Markets                                          4,500             725,625
i Shares MSCI - Hong Kong                                              90,000             984,600
i Shares MSCI - Japan                                                  75,000             748,500
i Shares MSCI - Taiwan                                                 61,000             649,040
i Shares Russell 1000 Index                                            21,000           1,241,940
i Shares S&P 100 Index                                                 13,500             728,595
i Shares S&P Latin America 40                                          14,000             871,500
Rydex S&P Equal Weight ETF                                              9,000           1,226,430
SPDR - S&P Mid Cap 400 Index                                           15,000           1,586,550
StreetTRACKS Morgan Stanley High Tech 35 Index Fund                    16,000             669,120
                                                                                ------------------

          Total Exchange Traded Funds (cost $12,668,749)                               13,332,750
                                                                                ------------------

          Total Investments (cost $22,412,770)                                       $ 22,546,090
                                                                                ==================

AMERICAN PENSION INVESTORS TRUST
EFFICENT FRONTIER VALUE FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2004

                                                                     SHARES            VALUE
COMMON STOCKS - 68.5%
AEROSPACE/DEFENSE - 1.8%
Boeing Company                                                        12,000           $ 626,640
                                                                               ------------------
BANKS - 7.9%
Bank of America Corp.                                                 14,000             629,720
Citi Group                                                            11,000             512,380
J.P. Morgan Chase & Co.                                               14,000             554,120
Mellon Financial Corp.                                                18,000             519,480
Wachovia Corp.                                                        11,500             539,465
                                                                               ------------------
                                                                                       2,755,165
                                                                               ------------------
BASIC MATERIALS - 1.7%
Metal Management, Inc.                                                35,000             582,400
                                                                               ------------------
COMMUNICATIONS - 1.7%
Safenet, Inc.                                                         21,000             597,450
                                                                               ------------------
COMPUTERS - HARDWARE - 1.6%
Solectron Corp.                                                      110,000             567,600
                                                                               ------------------
CONSUMER PRODUCTS/SERVICES - 1.5%
Fortune Brands                                                         7,000             512,050
                                                                               ------------------
DIVERSIFIED TECHNOLOGY - 1.6%
Tyco International Limited                                            17,500             548,100
                                                                               ------------------
DRUG STORES - 1.5%
CVS Corp.                                                             13,000             520,000
                                                                               ------------------
ELECTRICAL EQUIPMENT - 1.4%
Thomas Industries                                                     15,500             476,625
                                                                               ------------------
ELECTRONICS - 1.3%
Flextronics International Limited                                     36,500             452,965
                                                                               ------------------
ENERGY - 3.7%
Headwaters, Inc.                                                      25,000             765,250
Kerr McGee Corp.                                                      10,000             527,800
                                                                               ------------------
                                                                                       1,293,050
                                                                               ------------------
FINANCIAL SERVICES - 12.5%
American Express Co.                                                   9,500             475,190
Capital One Financial                                                  8,000             542,080
Chicago Mercantile Exchange Holdings                                   5,000             665,650
CIT Group                                                             15,000             536,100
Friedman Billings Ramsey Group                                        28,000             527,800
Manulife Financial Corp                                               15,408             638,353
MBNA Corp.                                                            20,000             482,800
Moody's Corp.                                                          7,000             479,920
                                                                               ------------------
                                                                                       4,347,893
                                                                               ------------------
HEAVY MACHINERY/EQUIPMENT - 1.4%
CNH Global                                                            27,000             468,990
                                                                               ------------------
HOME CONSTRUCTION - 1.4%
Beazer Homes USA                                                       5,000             488,250
                                                                               ------------------

                                                                     SHARES            VALUE
HOSPITAL/MEDICAL CARE - 7.5%
Anthem, Inc.                                                           6,500             528,060
Cross Country, Inc.                                                   29,000             430,070
Gentiva Health Services                                               34,000             526,320
Sunrise Senior Living, Inc.                                           16,000             566,720
United Health Group                                                    8,000             529,040
                                                                               ------------------
                                                                                       2,580,210
                                                                               ------------------
INSURANCE - 2.9%
Chubb Corp.                                                            7,500             510,075
Erie Indemnity Co.                                                    10,000             497,400
                                                                               ------------------
                                                                                       1,007,475
                                                                               ------------------
MEDIA - TV/NEWSPAPER - 1.3%
Liberty Media                                                         50,000             445,500
                                                                               ------------------
MEDICAL INSTRUMENTS/SUPPLIES - 1.5%
MIM Corporation                                                       79,000             511,920
                                                                               ------------------
OFFICE PRODUCTS/SERVICES - 1.7%
Affiliated Computer Services                                          11,000             597,630
                                                                               ------------------
RAILROADS - 1.8%
Norfolk Southern Corp.                                                22,000             624,800
                                                                               ------------------
SECURITIES BROKERS - 10.8%
Bear Stearns Cos., Inc.                                                7,000             615,440
E-Trade Group                                                         47,000             553,660
Goldman Sachs                                                          6,000             537,900
Legg Mason Inc.                                                        6,000             484,080
Lehman Brothers Holdings Inc.                                          7,000             517,230
Merrill Lynch & Co., Inc.                                             10,000             510,700
Morgan Stanley, Dean Witter, Discover & Co.                           10,000             507,300
                                                                               ------------------
                                                                                       3,726,310
                                                                               ------------------
       Total Common Stocks (cost $18,926,731)                                         23,731,023
                                                                               ------------------

MUTUAL FUNDS  - 20.9%
JAPANESE FUNDS - 1.6%
ProFunds Ultra Japan Fund                                             16,903             535,835
                                                                               ------------------
LARGE CAP CORE FUNDS - 4.8%
ProFunds Ultra Bull Fund                                              35,916           1,675,142
                                                                               ------------------
MID CAP CORE FUNDS - 8.3%
Legg Mason Opportunity Trust                                          90,773           1,180,046
ProFunds Ultra Mid Cap Fund                                           60,324           1,698,710
                                                                               ------------------
                                                                                       2,878,756
                                                                               ------------------
MULTI CAP GROWTH FUNDS - 2.7%
ProFunds Ultra OTC Fund                                               52,063             951,710
                                                                               ------------------
SMALL CAP CORE FUNDS - 3.5%
ProFunds Ultra Small Cap Fund                                         66,631           1,210,685
                                                                               ------------------
       Total Mutual Funds (cost $7,250,000)                                            7,252,128
                                                                               ------------------

                                                                     SHARES            VALUE
CLOSED-END FUNDS - 1.3%
Royce Micro-Cap Trust                                                 35,000             450,100
                                                                               ------------------
       Total Closed-End Funds (cost $415,692)                                            450,100
                                                                               ------------------

EXCHANGE TRADED FUNDS - 9.3%
i Shares Russell 1000 Value                                            9,000             539,460
i Shares Russell 2000 Value                                            3,000             497,550
i Shares S&P Mid Cap 400 Barra Value                                   5,000             561,200
i Shares S&P Value                                                     9,000             510,300
i Shares Small Cap 600                                                 5,000             523,700
StreetTRACKS Dow Jones U.S. Small Cap Value Index Fund                 3,500             569,660
                                                                               ------------------
       Total Exchange Traded Funds (cost $2,499,655)                                   3,201,870
                                                                               ------------------

             Total Investments (cost $29,092,078)                                   $ 34,635,121
                                                                               ==================

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the President and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                              AMERICAN PENSION INVESTORS TRUST

Date: October 28, 2004

                                                      /s/ David D. Basten
                                                      ------------------------
                                                      David D. Basten
                                                      President


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



Date: October 28, 2004

                                                      /s/ David D. Basten
                                                      ------------------------
                                                      David D. Basten
                                                      President


Date: October 28, 2004

                                                      /s/ Charles D. Foster
                                                      ------------------------
                                                      Charles D. Foster
                                                      Chief Financial Officer